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THE WATERHOUSE
VARIABLE
ANNUITY

Contracts Under Flexible
Premium Deferred
Combination Variable and
Fixed Annuity Contracts

      [LOGO]

PROSPECTUS DATED
May 1, 1998

FORTIS-Registered Trademark-

FIRST FORTIS LIFE INSURANCE COMPANY
MAILING ADDRESS:      STREET ADDRESS:             PHONE: 1-800-591-7333
P.O. BOX 3249         SUITE 255
SYRACUSE              220 SALINA MEADOWS
NEW YORK 13220        PARKWAY
                      SYRACUSE
                      NEW YORK 13212

This Prospectus describes interests under flexible premium deferred combination variable and fixed annuity contracts issued by First Fortis Life Insurance Company ("First Fortis"). The minimum initial purchase payment is generally $5,000 and is $500 for each subsequent purchase payment.

A Contract allows you to accumulate funds on a tax-deferred basis. You may elect a guaranteed interest accumulation option through the Fixed Account or a variable return accumulation option through Separate Account A (the "Variable Account") of First Fortis, or a combination of these two options. Under the variable rate accumulation option, you can choose among the following Portfolios (see "The Portfolios" for limitations on the availability of certain Portfolios in certain states):

Alliance Money Market Portfolio           Lexington Natural Resources Trust
Alliance International Portfolio          Lexington Emerging Markets Fund
Alliance Premier Growth Portfolio         MFS Emerging Growth Series
American Century VP Balanced Fund         MFS High Income Series
American Century VP Capital Appreciation  MFS World Governments Series
  Fund                                    Montgomery Emerging Markets Fund
Federated High Income Bond Fund II        Montgomery Growth Fund
Federated Utility Fund II                 Neuberger & Berman Limited Maturity
Federated American Leaders Fund II        Bond
Federated Fund for U.S. Government        Portfolio
  Securities II                           Neuberger & Berman Partners Portfolio
Fortis S & P 500 Index Series             SAFECO Equity Portfolio
INVESCO Industrial Income Portfolio       SAFECO Growth Portfolio
INVESCO Health Services Portfolio         Strong Discovery Fund II
INVESCO Technology Portfolio              Strong International Stock Fund II
                                          Van Eck Worldwide Bond Fund
                                          Van Eck Worldwide Hard Assets Fund

The accompanying Prospectus for these Portfolios describes the investment objectives, policies and risks of each of the Portfolios. You can choose among 10 different guarantee periods under the guaranteed interest accumulation option, each of which has its own interest rate.

You have the right to examine a Contract during a "free look" period after you receive the Contract and return it for a refund of the amount of the then current Contract Value. The "free look" period is 10 days.

The Contract provides several different types of retirement and death benefits, including fixed and variable annuity income options. You may make partial surrenders of the Contract Value or may totally surrender the Contract for its Cash Surrender Value.

This Prospectus gives prospective investors information about the Contracts that they should know before investing. This Prospectus must be accompanied by a current Prospectus of the Portfolios. These Prospectuses should be read carefully and kept for future reference.

A Statement of Additional Information, dated May 1, 1998, about certain aspects of the Contracts has been filed with the Securities and Exchange Commission and is available without charge, from First Fortis at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 23 of this Prospectus.

THESE POLICIES ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]
-Registered Trademark- and Fortis-Registered Trademark- are registered servicemarks of Fortis AMEV and Fortis AG.

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                  PROSPECTUS SUPPLEMENT DATED JANUARY 1, 1999

                   TO FIRST FORTIS LIFE INSURANCE COMPANY
                      THE WATERHOUSE VARIABLE ANNUITY
          (FORMERLY KNOWN AS THE VALUE ADVANTAGE PLUS ANNUITY)
                       PROSPECTUS DATED MAY 1, 1998

The prospectus is amended by removing the Lexington Emerging Markets Fund portfolio as an available investment portfolio for Certificates issued on and after January 1, 1999. Certificate holders who purchased their Certificate prior to January 1, 1999 and who HAD certificate value allocated to the Lexington Emerging Markets Fund portfolio as of January 1, 1999, may not allocate purchase payments made after February 15, 1999, or make subsequent transfers of certificate value, to the Lexington Emerging Markets Fund. Certificate holders who purchased their Certificate prior to January 1, 1999 and who DID NOT have certificate value allocated to the Lexington Emerging Markets Fund portfolio as of January 1, 1999, may not allocate purchase payments made after January 1, 1999, or make subsequent transfers of certificate value, to the Lexington Emerging Markets Fund.